Document and Entity Information Document	Oct. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	International Paper Company
Entity Central Index Key	0000051434
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-3157
Entity Tax Identification Number	13-0872805
Entity Address, Address Line One	6400 Poplar Avenue,
Entity Address, City or Town	Memphis,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	901
Local Phone Number	419-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1 per share par value
Trading Symbol	IP
Security Exchange Name	NYSE